Average Annual Total Returns - FidelityNewYorkMunicipalIncomeFund-AMCIZPRO - FidelityNewYorkMunicipalIncomeFund-AMCIZPRO - Fidelity New York Municipal Income Fund	Mar. 30, 2024
Fidelity Advisor New York Municipal Income Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	2.87%
Past 5 years	0.97%
Past 10 years	2.18%
Fidelity Advisor New York Municipal Income Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	2.87%
Past 5 years	0.89%
Past 10 years	2.06%
Fidelity Advisor New York Municipal Income Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	2.66%
Past 5 years	1.24%
Past 10 years	2.23%
Fidelity Advisor New York Municipal Income Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	5.33%
Past 5 years	1.06%
Past 10 years	2.00%
Fidelity Advisor New York Municipal Income Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	2.93%
Past 5 years	1.02%
Past 10 years	2.23%
Fidelity Advisor New York Municipal Income Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	7.41%
Past 5 years	2.05%
Past 10 years	2.86%
Fidelity Advisor New York Municipal Income Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	7.45%
Past 5 years	2.14%
Since Inception	2.37%	[1]
LB015
Average Annual Return:
Past 1 year	6.40%
Past 5 years	2.25%
Past 10 years	3.03%
LB034
Average Annual Return:
Past 1 year	7.83%
Past 5 years	2.32%
Past 10 years	3.21%

[1]	A From October 2, 2018 .